Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 5,239,707	$ 1,943,859	$ 3,835,639
Items not requiring (providing) cash:
Deferred income taxes	983,526	160,784	949,122
Depreciation	822,316	747,368	717,222
Provision for loan losses	1,550,000	5,950,000	3,350,000
Gain on sale of loans and investment securities	(1,664,163)	(2,053,229)	(2,851,249)
Loss on sale of foreclosed assets	163,161	1,356,464	520,255
Gain on sale of state low-income housing tax credits	(1,441,012)	(281,561)
Amortization of deferred income, premiums and discounts, net	555,665	548,635	529,016
Stock award plans	254,508	253,017	186,654
Origination of loans held for sale	(49,231,796)	(80,713,138)	(58,776,634)
Proceeds from sale of loans held for sale	53,871,439	83,457,153	59,104,282
Release of ESOP shares		153,848	126,737
Increase in cash surrender value of bank owned life insurance	(386,217)	(386,593)	(321,257)
Changes in:
Prepaid FDIC deposit insurance premiums	1,438,636	650,440	888,280
Accrued interest receivable	202,728	83,951	530,954
Prepaid expenses and other assets	691,294	887,894	(4,120)
Accrued expenses and other liabilities	368,229	(103,521)	(349,891)
Income taxes payable	406,036	(397,508)	(681,017)
Net cash provided by operating activities	13,824,057	12,257,863	7,753,993
CASH FLOWS FROM INVESTING ACTIVITIES
Net change in loans	(1,304,007)	6,478,698	14,093,653
Principal payments on held-to-maturity securities	101,880	37,530	42,385
Principal payments on available-for-sale securities	10,582,593	8,123,388	15,633,730
Purchase of available-for-sale securities	(53,316,013)	(80,356,225)	(73,537,207)
Proceeds from sales of available-for-sale securities	31,225,169	31,688,102	46,274,707
Proceeds from maturities of available-for-sale securities	10,250,000	19,162,654	26,775,000
Purchase of premises and equipment	(422,626)	(609,956)	(816,359)
Purchase of tax credit investments			(950,086)
Proceeds from sale of state low-income housing tax credits	1,441,012	281,561
Proceeds from maturities of interest bearing deposits		5,587,654	7,197,346
Purchase of bank owned life insurance		(2,500,000)
Redemption of Federal Home Loan Bank stock	920,400	41,400	1,178,300
Capitalized costs on foreclosed assets held for sale			(102,804)
Proceeds from sale of foreclosed assets held for sale	436,783	5,227,038	5,627,426
Net cash provided by (used in) investing activities	(84,809)	(6,838,156)	41,416,091
CASH FLOWS FROM FINANCING ACTIVITIES
Net increase in demand deposits, NOW accounts and savings accounts	13,745,911	20,824,692	24,675,024
Net decrease in certificates of deposit	(26,441,687)	(5,393,642)	(20,785,632)
Net decrease in securities sold under agreements to repurchase	(15,000,000)		(14,750,000)
Proceeds from Federal Reserve advances	3,000,000
Repayments of FHLB advances	(15,700,000)		(25,000,000)
Advances from (repayments to) borrowers for taxes and insurance	(3,199)	(3,642)	22,507
Repurchase of stock warrants	(2,003,250)
Redemption of preferred stock		(5,000,000)
Stock options exercised	9,408	12,388
Common and preferred cash dividends paid	(600,000)	(744,444)	(850,000)
Treasury stock purchased	(106,636)	(25,736)	(53,230)
Net cash provided by (used in) financing activities	(43,099,453)	9,669,616	(36,741,331)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(29,360,205)	15,089,323	12,428,753
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	41,663,405	26,574,082	14,145,329
CASH AND CASH EQUIVALENTS, END OF YEAR	12,303,200	41,663,405	26,574,082
Supplemental Cash Flows Information
Real estate acquired in settlement of loans	705,070	1,101,193	5,517,045
Interest paid	5,246,817	6,977,212	9,970,762
Income taxes paid, net of (refunds)	241,000	195,000	435,000
Sale and financing of foreclosed assets held for sale	$ 812,877	$ 1,795,070	$ 1,461,378